Variable Interest Entities and Other Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Variable Interest Entities And Other Investments [Abstract]
Variable Interest Entities and Other Investments

Note 20—Variable Interest Entities and Other Investments

Under ASC 810-10-65, the Company is deemed to be the primary beneficiary and required to consolidate a variable interest entity (“VIE”) if it has a variable interest in the VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb the losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. ASC 810-10-65, as amended, requires continual reconsideration of conclusions reached regarding which interest holder is a VIE’s primary beneficiary.

The Bank has invested in several affordable housing projects as a limited partner. The partnerships have qualified to receive annual affordable housing federal tax credits that are recognized as a reduction of current tax expense. The Company has determined that these structures meet the definition of VIE’s under Topic ASC 810 but that consolidation is not required, as the Bank is not the primary beneficiary. At September 30, 2017 and December 31, 2016, the Bank’s maximum exposure to loss associated with these limited partnerships was limited to the Bank’s investment. The Company accounts for these investments and the related tax credits using either the effective yield method or the proportional amortization method, depending upon the date of the investment. Under the effective yield method, the Bank recognizes the tax credits as they are allocated and amortizes the initial costs of the investments to provide a constant effective yield over the period that the tax credits are allocated. Under the proportional amortization method, the Bank amortizes the cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense. At September 30, 2017 and December 31, 2016, the Company had recorded investments in other assets on its consolidated balance sheets of approximately $8.3 million and $4.2 million, respectively related to these investments. Additionally, the Company invests in other certain limited partnerships accounted for under the cost method totaling $11.6 million and $6.1 million as of September 30, 2017 and December 31, 2016, respectively and the equity method totaling $8.1 million and $3.9 million as of September 30, 2017 and December 31, 2016, respectively.

During 2016, the Bank received net profits interests in oil and gas reserves, in connection with the reorganization under bankruptcy of two loan customers. The Company has determined that these contracts meet the definition of VIE’s under Topic ASC 810, but that consolidation is not required as the Bank is not the primary beneficiary. The net profits interests are financial instruments and recorded at estimated fair value, which was $16.2 million and $19.4 million at September 30, 2017 and December 31, 2016, respectively, representing the maximum exposure to loss as of that date.

The Company has established a rabbi trust related to the deferred compensation plan offered to certain of its employees. The Company contributes employee cash compensation deferrals to the trust. The assets of the trust are available to creditors of the Company only in the event the Company becomes insolvent. This trust is considered a VIE because either there is no equity at risk in the trust or because the Company provided the equity interest to its employees in exchange for services rendered. The Company is considered the primary beneficiary of the rabbi trust as it has the ability to select the underlying investments made by the trust, the activities that most significantly impact the economic performance of the rabbi trust. The Company includes the assets of the rabbi trust as a component of other assets and a corresponding liability for the associated benefit obligation in other liabilities in its consolidated balance sheets. At September 30, 2017 and December 31, 2016, the amount of rabbi trust assets and benefit obligation was $3.5 million and $3.0 million, respectively.

Note 20—Variable Interest Entities and Other Investments

Under ASC 810-10-65, the Company is deemed to be the primary beneficiary and required to consolidate a variable interest entity (“VIE”) if it has a variable interest in the VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb the losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. ASC 810-10-65, as amended, requires continual reconsideration of conclusions reached regarding which interest holder is a VIE’s primary beneficiary.

The Bank has invested in several affordable housing projects as a limited partner. The partnerships have qualified to receive annual affordable housing federal tax credits that are recognized as a reduction of current tax expense. The Company has determined that these structures meet the definition of VIE’s under Topic ASC 810 but that consolidation is not required, as the Bank is not the primary beneficiary. At December 31, 2016 and 2015, the Bank’s maximum exposure to loss associated with these limited partnerships was limited to the Bank’s investment. Cadence accounts for these investments and the related tax credits using either the effective yield method or the proportional method, depending upon the date of the investment. Under this method, the Bank recognizes the tax credits as they are allocated and amortizes the initial costs of the investments to provide a constant effective yield over the period that the tax credits are allocated. At December 31, 2016 and 2015, the Company had recorded investments in other assets on its consolidated balance sheets of approximately $4.2 million and $4.7 million, respectively related to these investments. Additionally, the Company invests in other certain limited partnerships accounted for under the cost method totaling $6.1 million and $5.0 million as of December 31, 2016 and 2015, respectively and the equity method totaling $3.9 million and $2.1 million as of December 31, 2016 and 2015, respectively.

During 2016, the Bank received net profits interests in oil and gas reserves, in connection with the reorganization under bankruptcy of two loan customers. The Company has determined that these contracts meet the definition of VIE’s under Topic ASC 810, but that consolidation is not required as the Bank is not the primary beneficiary. The net profits interests are financial instruments and recorded at estimated fair value, which was $19.4 million at December 31, 2016, representing the maximum exposure to loss as of that date.

The Company has established a rabbi trust related to the deferred compensation plan offered to certain of its employees. The Company contributes employee cash compensation deferrals to the trust. The assets of the trust are available to creditors of the Company only in the event the Company becomes insolvent. This trust is considered a VIE because either there is no equity at risk in the trust or because the Company provided the equity interest to its employees in exchange for services rendered. The Company is considered the primary beneficiary of the rabbi trust as it has the ability to select the underlying investments made by the trust, the activities that most significantly impact the economic performance of the rabbi trust. The Company includes the assets of the rabbi trust as a component of other assets and a corresponding liability for the associated benefit obligation in other liabilities in its consolidated balance sheets. At December 31, 2016 and December 31, 2015, the amount of rabbi trust assets and benefit obligation was $3.0 million and $2.9 million, respectively.